Employee Benefit Plans (Schedule of Stock Option Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance, Shares	13.8	15.8	30.4
Granted, Shares	4.4	4.2	2.0
Exercised, Shares	(2.7)	(6.1)	(16.2)
Cancelled, Shares	(0.1)	(0.1)	(0.4)
Ending Balance, Shares	15.4	13.8	15.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning Balance	$ 32.49	$ 24.39	$ 21.78
Granted	$ 58.72	$ 48.64	$ 33.97
Exercised	$ 22.69	$ 22.64	$ 20.62
Cancelled	$ 46.21	$ 31.58	$ 25.50
Ending Balance	$ 41.56	$ 32.49	$ 24.39